INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS AND GOODWILL
Intangible Assets And Goodwill

12. INTANGIBLE ASSETS AND GOODWILL

A continuity of intangible assets for the years ended December 31, 2021 and 2020 is as follows:

In Thousands of United States dollars	License	Customer Relationships	Trademarks and Brands	Goodwill	Total
Cost
At January 1, 2020	$272	$-	$-	$-	$272
Acquired through business combinations (Note 11)	138	189	121	2,247	2,695
Impairment	-	-	-	(1,816)	(1,816)
At December 31, 2020	$410	$189	$121	$431	$1,151

Accumulated Amortization
At January 1, 2020	$11	$-	$-	$-	$11
Additions	53	-	-	-	53
At December 31, 2020	$64	$-	$-	$-	$64

Foreign Currency translation	2	-	-	-	2
Net book value at December 31, 2020	$348	$189	$121	$431	$1,089

Thousands of United States dollars	License	Customer Relationships	Trademarks and Brands	Patents	Non-Compete Agreements	Goodwill	Total
Cost
At January 1, 2021	$410	$189	$121	$-	$-	431	$1,151
Additions	200	-	-	-	-	-	200
Acquired through business combinations (Note 11)	-	1,570	2,090	4,300	1,190	19,675	28,825
Impairment	-	-	-	-	-	(51)	(51)
At December 31, 2021	$610	$1,759	$2,211	$4,300	$1,190	$20,054	$30,124

Accumulated Amortization
At January 1, 2021	$64	$-	$-	$-	$-	$-	$64
Additions	65	26	35	48	66	-	240
At December 31, 2021	$129	$26	$35	$48	$66	$-	$304

Foreign Currency translation	(30)	-	-	-	-	-	(30)

Net book value at December 31, 2021	$451	$1,733	$2,176	$4,252	$1,124	$20,054	$29,790

The Company’s intangible assets acquired in 2020 consist of customer relationships, tradenames/brands and licenses and certifications for formulations due to the acquisitions of Kasa, Breeze and Cronomed.

The Company’s intangible asset additions in 2021 primarily consist of assets acquired as part of the November 2021 purchase of Vessel (Note 11) and intellectual property for cannabis industry education materials purchased from a third party categorized under licenses. The 2021 additions to license are being amortized over its estimated useful life of 36 months, with 35 months remaining as at December 31, 2021. Information regarding the significant Vessel intangible assets within the indicated categories of the table above is as follows as at December 31, 2021:

•	Tradenames and brands: carrying amount $2.1 million with 94 months of remaining amortization period
•	Patents and developed technology: carrying amount $4.3 million with 106 months of remaining amortization period
•	Noncompete agreement: carrying amount $1.1 million with 34 months of remaining amortization period
•	Customer relationships: carrying amount $1.5 million with 118 month of remaining amortization period

The Company’s goodwill is assigned to the following CGU’s for the years ended December 31, 2020 and 2021:

In Thousands of United States dollars	Pharmaceuticals and nutraceuticals	Food and beverage	Vessel	Total
As at January 1, 2020	$-	$-	$-	$-
Acquired through business combinations (Note 11)	1,413	834	-	2,247
Impairment	(1,033)	(783)	-	(1,816)
As at December 31, 2020	$380	$51	$-	$431
Acquired through business combinations (Note 11)	$-	$-	$19,675	$19,675
Impairment	-	(51)	-	(51)
Foreign exchange impacts	-	-	-	-
As at December 31, 2021	$380	$-	$19,675	$20,054

There was no accumulated impairment of goodwill or other intangible assets on or prior to January 1, 2020. Subsequent impairment amounts are shown in the table above.